Other Operating Expenses - Components of Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	$ 233,247	$ 141,034
Operating Segment Administration [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	170,752	32,438
Operational Readiness [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	20,076	87,178
Selling Expense [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	14,117
Care and Maintenance Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	12,278
Other [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	$ 16,024	$ 21,418